Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016		Mar. 31, 2016
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 34,571,297		¥ 37,514,733
Available-for-sale securities, Gross unrealized gains	3,543,302		3,776,404
Available-for-sale securities, Gross unrealized losses	20,215		64,906
Available-for-sale securities, Fair value	38,094,384		41,226,231
Held-to-maturity securities, Amortized cost	3,452,917		3,866,668
Held-to-maturity securities, Gross unrealized gains	98,151		79,573
Held-to-maturity securities, Gross unrealized losses	5,229		14,993
Held-to-maturity securities, Fair value	3,545,839		3,931,248
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	25,825,939		28,427,163
Available-for-sale securities, Gross unrealized gains	677,316		701,250
Available-for-sale securities, Gross unrealized losses	2,061		572
Available-for-sale securities, Fair value	26,501,194		29,127,841
Held-to-maturity securities, Amortized cost	1,101,015		1,101,107
Held-to-maturity securities, Gross unrealized gains	60,481		58,008
Held-to-maturity securities, Fair value	1,161,496		1,159,115
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	753,690		441,720
Available-for-sale securities, Gross unrealized gains	14,416		13,362
Available-for-sale securities, Gross unrealized losses	39		84
Available-for-sale securities, Fair value	768,067		454,998
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,792,573		2,046,787
Available-for-sale securities, Gross unrealized gains	28,435		28,850
Available-for-sale securities, Gross unrealized losses	640		1,569
Available-for-sale securities, Fair value	1,820,368		2,074,068
Held-to-maturity securities, Amortized cost	53,863		89,335
Held-to-maturity securities, Gross unrealized gains	2,245		1,344
Held-to-maturity securities, Gross unrealized losses			424
Held-to-maturity securities, Fair value	56,108		90,255
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,025,901		998,616
Available-for-sale securities, Gross unrealized gains	23,035		25,388
Available-for-sale securities, Gross unrealized losses	524		724
Available-for-sale securities, Fair value	1,048,412		1,023,280
Held-to-maturity securities, Amortized cost	151		200
Held-to-maturity securities, Fair value	151		200
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	949,432		898,381
Available-for-sale securities, Gross unrealized gains	5,147		292
Available-for-sale securities, Gross unrealized losses	510		11,921
Available-for-sale securities, Fair value	954,069		886,752
Held-to-maturity securities, Amortized cost	836,173		938,505
Held-to-maturity securities, Gross unrealized gains	21,010	[1]	5,899	[2]
Held-to-maturity securities, Gross unrealized losses	100	[3]	4,923	[4]
Held-to-maturity securities, Fair value	857,083		939,481
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	170		229
Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(4,736)		(6,183)
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	154,826		192,585
Available-for-sale securities, Gross unrealized gains	5,731		618
Available-for-sale securities, Gross unrealized losses	59		3,074
Available-for-sale securities, Fair value	160,498		190,129
Held-to-maturity securities, Amortized cost	169,143		201,126
Held-to-maturity securities, Gross unrealized gains	9,881		5,551
Held-to-maturity securities, Gross unrealized losses	15	[3]	638	[4]
Held-to-maturity securities, Fair value	179,009		206,039
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(6,958)		(8,748)
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,278,328		1,669,114
Available-for-sale securities, Gross unrealized gains	3,806		1,969
Available-for-sale securities, Gross unrealized losses	3,418		4,301
Available-for-sale securities, Fair value	1,278,716		1,666,782
Held-to-maturity securities, Amortized cost	1,292,572		1,536,395
Held-to-maturity securities, Gross unrealized gains	4,534		8,771
Held-to-maturity securities, Gross unrealized losses	5,114		9,008
Held-to-maturity securities, Fair value	1,291,992		1,536,158
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	151,087	[5]	180,322	[6]
Available-for-sale securities, Gross unrealized gains	4,090	[5]	4,657	[6]
Available-for-sale securities, Gross unrealized losses	2,035	[5]	2,194	[6]
Available-for-sale securities, Fair value	153,142	[5]	182,785	[6]
Debt Securities [Member] | Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value	143,772		168,678
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,639,521		2,660,045
Available-for-sale securities, Gross unrealized gains	2,781,326		3,000,018
Available-for-sale securities, Gross unrealized losses	10,929		40,467
Available-for-sale securities, Fair value	¥ 5,409,918		¥ 5,619,596

[1]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥170 million at September 30, 2016 and are not included in the table above.
[2]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) ("Accumulated OCI") in the accompanying condensed consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
[3]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥4,736 million and ¥6,958 million, respectively, at September 30, 2016 and are not included in the table above.
[4]	MUFG Americas Holdings Corporation ("MUAH") reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.
[5]	Other debt securities in the table above include ¥143,772 million of private placement debt conduit bonds.
[6]	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.